Right-of-Use Assets and Lease Liability - Schedule of Supplemental Cash Flow Information Related to Operating Lease (Details) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 20, 2017	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Cash paid for amounts in measurement of lease liabilities	$ 26,838	$ 85,416	$ 170,832	$ 334,203